Average Annual Total Returns - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity High Yield Factor ETF	Dec. 30, 2023
Fidelity High Yield Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(11.58%)
Since Inception	3.67%	[1]
Fidelity High Yield Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.42%)
Since Inception	1.38%	[1]
Fidelity High Yield Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.84%)
Since Inception	1.90%	[1]
ML100
Average Annual Return:
Past 1 year	(10.58%)
Since Inception	2.56%	[1]

[1]	AFrom June 12, 2018.